Investments in associated undertakings (Details) - GBP (£) £ in Millions					12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Oct. 12, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in associated undertakings
Balance at beginning	[1]				£ 63
Share of profit from associates (net of tax)					9	£ 9	£ 8
Dividends received					(4)	(4)	(4)
Balance at end	[1]	£ 44	£ 63		44	63
Revenue					5,375	3,714	2,957
Profit					381	232	263
Measurement period adjustments
Investments in associated undertakings
Balance at beginning					10
Balance at end			10	£ 11		10
Nippon Calmic Limited
Investments in associated undertakings
Balance at beginning					32	29
Exchange differences					(4)	(1)
Share of profit from associates (net of tax)					7	8
Dividends received					(4)	(4)
Balance at end		£ 31	£ 32		31	32	29
Tax expense on share of profit					4	4
Ownership interest in associate		49.00%	49.00%
Assets		£ 60	£ 66		60	66
Liabilities		(28)	(33)		(28)	(33)
Revenue					54	52
Profit					7	8
Individually immaterial associated undertakings
Investments in associated undertakings
Balance at beginning					31	1
Exchange differences					(1)	(2)
Acquisitions						31
Disposals					(19)
Share of profit from associates (net of tax)					2	1
Balance at end		£ 13	£ 31		13	31	£ 1
Unrecognised share of losses of associates					£ 0	£ 1

[1]	Goodwill, right-of-use assets, investments in associated undertakings, contract costs, accrued income, accruals, loans, long-term liabilities, lease liabilities, deferred tax liabilities, and provisions have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).